Principal alliances - Bristol-Myers Squibb (BMS) (Details) - Entities and companies managed by Bristol-Myers Squibb $ in Millions	12 Months Ended
	Dec. 31, 2019 product	Dec. 31, 2018 USD ($)
Disclosure of Principal Alliances [Line Items]
Number of leading products jointly developed | product	2
Royalty payment to be paid by Sanofi | $		$ 200